Commitments and Contingencies (Lease Commitments) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
2019	$ 64
2020	61
2021	55
2022	47
2023	38
Thereafter	384
Total	649
Virginia Electric and Power Company
Loss Contingencies [Line Items]
2019	34
2020	32
2021	28
2022	22
2023	16
Thereafter	106
Total	238
Dominion Gas Holdings, LLC
Loss Contingencies [Line Items]
2019	12
2020	11
2021	9
2022	7
2023	4
Thereafter	3
Total	$ 46